Loans and borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Current	$ 68,909	$ 786
Non-current	379,966
Total	448,875	786
Mezzanine debt facility
Loans and borrowings
Non-current	85,567
Senior syndicated facility agreement
Loans and borrowings
Current	53,240
Non-current	154,676
Copper purchase agreement
Loans and borrowings
Current	6,414
Non-current	78,404
Silver purchase agreement
Loans and borrowings
Current	9,255
Non-current	$ 61,319
Promissory note - related party
Loans and borrowings
Current		$ 786